SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Total revenue, net	$ 2,278,915	$ 2,062,414	$ 6,806,746	$ 6,307,879
Income tax expense	(6,100)	(15,524)	(49,182)	(75,385)
Interest expense	(16,641)	(17,473)	(51,339)	(54,209)
Equity Method Investment, Realized Gain (Loss) on Disposal			6,900
Depreciation	(27,022)	(22,616)	(78,331)	(66,852)
Amortization of intangible assets	(1,845)	(1,621)	(5,314)	(5,780)
Mark to market gains (losses)	1,000	(6,301)	(22,069)	(1,217)
Gain on asset sales	0	66	11,178	35
Gain (Loss) on Disposition of Business	143	0	552	75,945
Impairment of goodwill	0	0	0	(36,684)
Asset write-downs, net of insurance proceeds	8,257	992	11,874	2,691
Other items	(795)	(9)	(4,078)	18
Income from continuing operations	24,061	15,131	121,129	142,665
(Loss) income from discontinued operations, net of income taxes	(10,236)	6,384	(45,156)	32,351
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest	13,825	21,515	75,973	175,016
Net income	13,825	21,515	75,973	175,016
Discontinued Operations | Fresh Vegetables [Member]
Segment Reporting Information [Line Items]
Gain (Loss) on Disposition of Business			14,700
Asset Impairment Charges	(8,208)		(8,208)
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax expense	(1,809)	(1,262)	(5,239)	(3,523)
Interest expense	(1,362)	(1,114)	(3,070)	(2,975)
Equity Method Investment, Realized Gain (Loss) on Disposal	0	0	7,679	0
Depreciation	(2,054)	(1,399)	(5,514)	(4,870)
Amortization of intangible assets	(163)	(552)	(520)	(1,655)
Other items	(109)	(128)	1	(466)
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	27,153	42,904	163,240	182,958
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	40,740	30,363	117,384	99,017
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	12,876	8,805	42,085	35,617
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	2,308,149	2,088,477	6,901,530	6,395,545
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	890,356	798,781	2,741,092	2,474,461
Other items			(2,600,000)	(2,300,000)
Segment Reporting, Other Segment Item, Amount	863,200	755,900
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	997,802	899,639	2,990,686	2,698,088
Other items			(2,900,000)	(2,600,000)
Segment Reporting, Other Segment Item, Amount	957,100	869,300
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	419,991	390,057	1,169,752	1,222,996
Other items			(1,100,000)	(1,200,000)
Segment Reporting, Other Segment Item, Amount	407,100	381,300
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (29,234)	$ (26,063)	$ (94,784)	$ (87,666)